CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash Flows From Operating Activities
Net loss	$ (559)	$ (1,783)	$ (4,144)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation and amortization of intangible assets	1,825	2,075	2,819
Amortization and write-off of debt discounts and debt issuance costs	61	63	79
Asset impairments, including loss on assets held for sale	114	75	568
Goodwill impairment	0	0	2,322
Acquisition-related contingent consideration	48	12	(9)
Allowances for losses on trade receivables and inventories	60	75	69
Deferred income taxes	(475)	(230)	(144)
(Gain) loss on disposal of assets	(1)	(31)	6
Additions (reductions) to accrued legal settlements	442	1,401	(27)
Payments of accrued legal settlements	(168)	(15)	(224)
Share-based compensation	105	102	87
Foreign exchange loss (gain)	8	7	(19)
Gain excluded from hedge effectiveness	(23)	(9)	0
Loss on extinguishment of debt	59	42	119
Payments of contingent consideration adjustments, including accretion	(1)	(1)	(2)
Other	(18)	36	(17)
Changes in operating assets and liabilities:
Trade receivables	170	39	216
Inventories	(77)	(209)	(5)
Prepaid expenses and other current assets	12	1	(72)
Accounts payable, accrued and other liabilities	(471)	(149)	(121)
Net cash provided by operating activities	1,111	1,501	1,501
Cash Flows From Investing Activities
Acquisition of businesses, net of cash acquired	0	(180)	5
Acquisition of intangible assets and other assets	(7)	(8)	(78)
Purchases of property, plant and equipment	(302)	(270)	(157)
Purchases of marketable securities	(4)	(16)	(7)
Proceeds from sale of marketable securities	8	10	7
Proceeds from sale of assets and businesses, net of costs to sell	21	45	34
Interest settlements from cross-currency swaps	23	0	0
Net cash used in investing activities	(261)	(419)	(196)
Cash Flows From Financing Activities
Issuance of long-term debt, net of discounts	3,455	5,960	8,944
Repayments of long-term debt	(5,642)	(4,406)	(10,101)
Borrowings of short-term debt	1	12	0
Repayments of short-term debt	(1)	(12)	(3)
Payment of employee withholding taxes related to share-based awards	(30)	(40)	(10)
Payments of acquisition-related contingent consideration	(35)	(35)	(37)
Payments of deferred consideration	0	0	(18)
Payments of financing costs	(39)	(28)	(102)
Other	(3)	(8)	(26)
Net cash (used in) provided by financing activities	(2,294)	1,443	(1,353)
Effect of exchange rate changes on cash and cash equivalents	16	(4)	(26)
Net (decrease) increase in Cash and cash equivalents and Restricted cash	(1,428)	2,521	(74)
Cash and cash equivalents and Restricted cash, beginning of year	3,244	723	797
Cash and cash equivalents and Restricted cash, end of year	1,816	3,244	723
Cash and cash equivalents, end of year	605	3,243	721
Restricted cash, end of year	1,211	1	2
Cash and cash equivalents and Restricted cash, end of year	$ 3,244	$ 3,244	$ 723